Form N-1A Supplement	Jun. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
J.P. MORGAN U.S. EQUITY FUNDS
JPMORGAN TRUST IV
JPMorgan Equity Premium Income Fund
JPMorgan Hedged Equity 2 Fund
JPMorgan Hedged Equity 3 Fund
(each, a “Fund” and collectively, the “Funds”)
(All Share Classes)
Supplement dated February 27, 2026
to the current Summary Prospectuses and Prospectuses, as supplemented
Effective March 1, 2026, the following changes will be made to each Fund’s Summary Prospectuses and Prospectuses, as applicable:
JPMorgan Equity Premium Income Fund
The following will be added as the fifth paragraph under the “What are the Fund’s main investment strategies?” section of the Fund’s Summary Prospectuses and Prospectuses and under the “More About the Funds — Additional Information About the Funds’ Investment Strategies — Equity Premium Income Fund” section of the Fund’s Prospectuses:
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for investments in certain securities. The Fund may use derivatives, primarily futures contracts, to gain exposure to its index or certain securities in its index, or to more effectively gain targeted equity exposure from its cash positions. To the extent the Fund invests in index futures with exposure to securities in the index, it may have the effect of increasing the Fund’s exposure to a relatively small number of securities, making the Fund’s shares more sensitive to the economic results of those securities.
In addition, the Fund will be subject to “Derivatives Risk” and the following will be added under the “The Fund’s Main Investment Risks” section of the Fund’s Summary Prospectuses and Prospectuses:
Derivatives Risk. Derivatives, including futures contracts, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. The Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate any effect on the value of the Fund’s portfolio securities. Certain derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Derivatives also can expose the Fund to derivative liquidity risk, which includes risks involving the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties, legal risk, which includes the risk of loss resulting from insufficient or unenforceable contractual documentation, insufficient capacity or authority of the Fund’s counterparty and operational risk, which includes documentation or settlement issues, system failures, inadequate controls and human error. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more ordinary income and short-term capital gain subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after‑tax returns.
JPMorgan Hedged Equity 2 Fund
JPMorgan Hedged Equity 3 Fund
The sixth paragraph under the “What are the Fund’s main investment strategies?” sections of the Funds’ Summary Prospectuses and Prospectuses and under the “More About the Funds — Additional Information About the Funds’ Investment Strategies — Hedged Equity 2 Fund” and “More About the Funds — Additional Information About the Funds’ Investment Strategies — Hedged Equity 3 Fund” sections of the Funds’ Prospectuses shall be deleted and replaced with the following:
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for investments in certain securities. In addition to the use of the Put/Spread Collar strategy described above, the Fund may use derivatives, primarily futures contracts, to gain exposure to indexes or certain securities within indexes, to more effectively gain targeted equity exposure from its cash positions, and to hedge the Fund’s portfolio if it is unable to purchase or write the necessary options for its overlay strategy. To the extent the Fund invests in index futures with exposure to securities in the index, it may have the effect of increasing the Fund’s exposure to a relatively small number of securities, making the Fund’s shares more sensitive to the economic results of those securities.
All Funds
In addition, the Funds will be subject to “Significant Holdings Risk” and the following will be added under the “The Fund’s Main Investment Risks” sections of the Funds’ Summary Prospectuses and Prospectuses and under the “More About the Funds — Investment Risks” section of the Funds’ Prospectuses:
Significant Holdings Risk. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing. These investments increase the risk that the value of the Fund’s shares is more sensitive to economic results of the underlying securities. The value of the shares of the Fund may also be more volatile than a fund that allocates its investments to a larger number of smaller positions or to investments whose performance is related to a larger number of securities.

JPMorgan Equity Premium Income Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
J.P. MORGAN U.S. EQUITY FUNDS
JPMORGAN TRUST IV
JPMorgan Equity Premium Income Fund
(each, a “Fund” and collectively, the “Funds”)
(All Share Classes)
Supplement dated February 27, 2026
to the current Summary Prospectuses and Prospectuses, as supplemented
Effective March 1, 2026, the following changes will be made to each Fund’s Summary Prospectuses and Prospectuses, as applicable:
JPMorgan Equity Premium Income Fund
The following will be added as the fifth paragraph under the “What are the Fund’s main investment strategies?” section of the Fund’s Summary Prospectuses and Prospectuses and under the “More About the Funds — Additional Information About the Funds’ Investment Strategies — Equity Premium Income Fund” section of the Fund’s Prospectuses:
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for investments in certain securities. The Fund may use derivatives, primarily futures contracts, to gain exposure to its index or certain securities in its index, or to more effectively gain targeted equity exposure from its cash positions. To the extent the Fund invests in index futures with exposure to securities in the index, it may have the effect of increasing the Fund’s exposure to a relatively small number of securities, making the Fund’s shares more sensitive to the economic results of those securities.
In addition, the Fund will be subject to “Derivatives Risk” and the following will be added under the “The Fund’s Main Investment Risks” section of the Fund’s Summary Prospectuses and Prospectuses:
Derivatives Risk. Derivatives, including futures contracts, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. The Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate any effect on the value of the Fund’s portfolio securities. Certain derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Derivatives also can expose the Fund to derivative liquidity risk, which includes risks involving the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties, legal risk, which includes the risk of loss resulting from insufficient or unenforceable contractual documentation, insufficient capacity or authority of the Fund’s counterparty and operational risk, which includes documentation or settlement issues, system failures, inadequate controls and human error. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more ordinary income and short-term capital gain subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after‑tax returns.
All Funds
In addition, the Funds will be subject to “Significant Holdings Risk” and the following will be added under the “The Fund’s Main Investment Risks” sections of the Funds’ Summary Prospectuses and Prospectuses and under the “More About the Funds — Investment Risks” section of the Funds’ Prospectuses:
Significant Holdings Risk. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing. These investments increase the risk that the value of the Fund’s shares is more sensitive to economic results of the underlying securities. The value of the shares of the Fund may also be more volatile than a fund that allocates its investments to a larger number of smaller positions or to investments whose performance is related to a larger number of securities.

JPMorgan Hedged Equity 2 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
J.P. MORGAN U.S. EQUITY FUNDS
JPMORGAN TRUST IV
JPMorgan Hedged Equity 2 Fund
(each, a “Fund” and collectively, the “Funds”)
(All Share Classes)
Supplement dated February 27, 2026
to the current Summary Prospectuses and Prospectuses, as supplemented
Effective March 1, 2026, the following changes will be made to each Fund’s Summary Prospectuses and Prospectuses, as applicable:
JPMorgan Hedged Equity 2 Fund
The sixth paragraph under the “What are the Fund’s main investment strategies?” sections of the Funds’ Summary Prospectuses and Prospectuses and under the “More About the Funds — Additional Information About the Funds’ Investment Strategies — Hedged Equity 2 Fund” and “More About the Funds — Additional Information About the Funds’ Investment Strategies — Hedged Equity 3 Fund” sections of the Funds’ Prospectuses shall be deleted and replaced with the following:
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for investments in certain securities. In addition to the use of the Put/Spread Collar strategy described above, the Fund may use derivatives, primarily futures contracts, to gain exposure to indexes or certain securities within indexes, to more effectively gain targeted equity exposure from its cash positions, and to hedge the Fund’s portfolio if it is unable to purchase or write the necessary options for its overlay strategy. To the extent the Fund invests in index futures with exposure to securities in the index, it may have the effect of increasing the Fund’s exposure to a relatively small number of securities, making the Fund’s shares more sensitive to the economic results of those securities.
All Funds
In addition, the Funds will be subject to “Significant Holdings Risk” and the following will be added under the “The Fund’s Main Investment Risks” sections of the Funds’ Summary Prospectuses and Prospectuses and under the “More About the Funds — Investment Risks” section of the Funds’ Prospectuses:
Significant Holdings Risk. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing. These investments increase the risk that the value of the Fund’s shares is more sensitive to economic results of the underlying securities. The value of the shares of the Fund may also be more volatile than a fund that allocates its investments to a larger number of smaller positions or to investments whose performance is related to a larger number of securities.

JPMorgan Hedged Equity 3 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
J.P. MORGAN U.S. EQUITY FUNDS
JPMORGAN TRUST IV
JPMorgan Hedged Equity 3 Fund
(each, a “Fund” and collectively, the “Funds”)
(All Share Classes)
Supplement dated February 27, 2026
to the current Summary Prospectuses and Prospectuses, as supplemented
Effective March 1, 2026, the following changes will be made to each Fund’s Summary Prospectuses and Prospectuses, as applicable:
JPMorgan Hedged Equity 3 Fund
The sixth paragraph under the “What are the Fund’s main investment strategies?” sections of the Funds’ Summary Prospectuses and Prospectuses and under the “More About the Funds — Additional Information About the Funds’ Investment Strategies — Hedged Equity 2 Fund” and “More About the Funds — Additional Information About the Funds’ Investment Strategies — Hedged Equity 3 Fund” sections of the Funds’ Prospectuses shall be deleted and replaced with the following:
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for investments in certain securities. In addition to the use of the Put/Spread Collar strategy described above, the Fund may use derivatives, primarily futures contracts, to gain exposure to indexes or certain securities within indexes, to more effectively gain targeted equity exposure from its cash positions, and to hedge the Fund’s portfolio if it is unable to purchase or write the necessary options for its overlay strategy. To the extent the Fund invests in index futures with exposure to securities in the index, it may have the effect of increasing the Fund’s exposure to a relatively small number of securities, making the Fund’s shares more sensitive to the economic results of those securities.
All Funds
In addition, the Funds will be subject to “Significant Holdings Risk” and the following will be added under the “The Fund’s Main Investment Risks” sections of the Funds’ Summary Prospectuses and Prospectuses and under the “More About the Funds — Investment Risks” section of the Funds’ Prospectuses:
Significant Holdings Risk. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing. These investments increase the risk that the value of the Fund’s shares is more sensitive to economic results of the underlying securities. The value of the shares of the Fund may also be more volatile than a fund that allocates its investments to a larger number of smaller positions or to investments whose performance is related to a larger number of securities.